Noncurrent Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Noncurrent Assets Held for Sale

	December 31
	2015	2016
	US$	US$
Assets held for sale	—	3,363

	—	3,363